                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-4788

                                   VLC TRUST
               (Exact name of registrant as specified in charter)

               ONE REGENCY PLAZA, PROVIDENCE, RHODE ISLAND 02903
                    (Address of principal executive offices)

                           MARGARET D. FARRELL, ESQ.
                                   SECRETARY
                          HINCKLEY, ALLEN & SNYDER LLP
                                50 KENNEDY PLAZA
                                   SUITE 1500
                         PROVIDENCE, RHODE ISLAND 02903
                    (Name and address of agent for service)

Registrant's telephone number, including area code: (401) 421-1411

Date of fiscal year end: October 31

Date of reporting period: April 30, 2007

      Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

      A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

-------------------------------------------------------------------------------

ITEM 1

      The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1)

                       OCEAN STATE TAX EXEMPT FUND [LOGO]

                      REPORT OF THE PRESIDENT AND CHAIRMAN
                                 April 30, 2007

      "If it ain't broke don't fix it." The Federal Reserve may be heeding this bit of folksy advice as they continue to leave the overnight Federal Funds rate unchanged. Meanwhile, bond market pundits have been making credible arguments for a need to push rates both up and down. Their arguments: Are we importing inflation from abroad through higher energy and commodity costs or has the U.S. housing bubble popped and our economy is faltering? These perspectives are very divergent viewpoints. Further complicating the traditional behavior of our bond markets is foreign monetary policy, and demand from pension funds and insurance companies for our U.S. Treasury bonds - skewing flatter our normal yield curve.

      As a result, recent speculation that the Federal Reserve was angling to drop the Fed Fund's rate has been pushed to the backburner. Fed policy makers seem to be content that the level and direction of inflation are in a "comfort zone" that they deem palatable.

      What does this environment mean for municipal bond investors like Ocean State Tax Exempt Fund shareholders?

      First and foremost, the tax advantage to a municipal bond fund like the Ocean State Tax Exempt Fund for a Rhode Island resident in a high tax bracket is compelling. For 2006, shareholders were subject to a maximum Federal tax rate of 35% and a Rhode Island tax rate of 9.90% of Federal taxable income. The Fund only invests in tax-exempt municipal bonds to meet the Fund's objective to provide a high level of current net income, exempt from Rhode Island and Federal income taxes*, as is consistent with preservation of capital.

      The yield curve for municipal bonds is steeper than the Treasury curve and subsequently investors can earn higher yields for longer maturities. Fund management believes that Ocean State's 12 year average maturity provides an optimal balance between risk and return.

      Interest rates are cyclical. They will rise and they will fall. The Ocean State Tax Exempt Fund has always taken a long-term approach to investing regardless of the market environment.

                                   Sincerely yours,

/s/ Alfred B. Van Liew                 /s/ John H. St. Sauveur

Alfred B. Van Liew                     John H. St. Sauveur
President                              Chairman of the Board of Trustees

* For certain investors, some dividends may be subject to Federal and State taxes.

                      NOT A PART OF THE SEMI-ANNUAL REPORT

                          OCEAN STATE TAX EXEMPT FUND
                         INVESTMENT PERFORMANCE REVIEW
                              as of April 30, 2007
                                  (unaudited)

                                                                     Prior
                                           November 1, 2006       Fiscal Year        May 1, 2002       May 1, 1997
                                                through              Ended             through           through
                                            April 30, 2007     October 31, 2006    April 30, 2007    April 30, 2007
                                           ----------------    ----------------    --------------    --------------
Total Rate of Return (b)
  Based on:
    Net Asset Value .......................      1.76%               3.56%              3.17%             3.96%
    Offering Price ........................     (6.25)%             (0.55)%             2.32%             3.53%

                                                 As of               As of
                                            April 30, 2007     October 31, 2006
                                            --------------     ----------------
30-day Current Yield
  Based on:
    Net Asset Value .......................      3.31%               3.30%
    Offering Price ........................      3.18%               3.17%

30-day Tax-Equivalent Yield (a)
  Based on:
    Net Asset Value .......................      5.66%               5.64%
    Offering Price ........................      5.44%               5.42%

      The Ocean State Tax Exempt Fund has placed a high priority on capital preservation while at the same time striving for competitive after-tax investment returns. The Fund has maintained the weighted average maturity of the portfolio at 12.0 years as of April 30, 2007.

      The average quality rating of the investments, in the following table was Aaa/AAA (Moody's and Standard & Poor's bond rating services).

                           Portfolio Quality Analysis

                                                         % of Total Portfolio
                                                       -----------------------
                                                         as of         as of
          Rating                                        4/30/07      10/31/06
          ------                                        -------      --------

          Aaa/AAA .................................       68.66%        66.50%
          Aa/AA ...................................       22.94%        25.94%
          A .......................................        2.22%         2.01%
          Baa/BBB .................................        6.18%         5.55%
          Not Rated ...............................           0%            0%

      The Fund will continue its policy of seeking the highest tax advantaged yields available, consistent with maintaining quality and diversification objectives.

(a) For 2006, shareholders were subject to a maximum Federal tax rate of 35% and a Rhode Island tax rate of 9.90% of Federal taxable income. All dividend income is exempt from local, state and Federal taxes for Rhode island residents. Capital gains taxes will apply to any distributed capital gains.
(b) Past performance is no guarantee of future results. Total return does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The offering price reflects a maximum sales charge of 4.00%.

Fund Expenses Borne by Shareholders During the Period from
 November 1, 2006 through April 30, 2007.

      As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase payments, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

      The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, November 1, 2006 through April 30, 2007.

Actual Expenses

      The first line in the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

      The second line in the table provides information about hypothetical account values and hypothetical expenses based on the fund's actual expenses ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Expenses Table

      Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

                                                                                    Expenses
                               Annualized      Beginning          Ending          Paid During
                                 Expense     Account Value    Account Value*        Period**
                                  Ratio         11/1/06           4/30/07       11/1/06-4/30/07
                               ----------    -------------    --------------    ---------------
Actual                            1.60%        $1,000.00         $1,017.60           $8.14
Hypothetical                      1.60%        $1,000.00         $1,025.00           $8.17

 * Ending account value reflects the ending account value assuming the actual return per year before expenses (Actual) and a hypothetical 5% return per year before expenses (Hypothetical).
**  Expenses paid is equal to the annualized expense ratio for the most recent
    6 month period, as shown above, multiplied by the average account value over the period multiplied by the number of days in the period divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

                          OCEAN STATE TAX EXEMPT FUND
                      STATEMENT OF ASSETS AND LIABILITIES
                              as of April 30, 2007
                                  (unaudited)

                                                    ASSETS

Investments at value (identified cost $22,631,697) (Note 1A) ..............................       $23,238,767
Interest receivable .......................................................................           295,993
Prepaid expenses ..........................................................................             1,934
                                                                                                  -----------
      Total Assets ........................................................................       $23,536,694

                                                  LIABILITIES

Overdraft .................................................................................       $    71,743
Distribution payable to shareholders ......................................................            32,128
Accrued management fees ...................................................................            11,349
                                                                                                  -----------
      Total Liabilities ...................................................................       $   115,220
                                                                                                  ===========
      Net Assets ..........................................................................       $23,421,474
                                                                                                  ===========

Net Assets consist of:
Shares of beneficial interest at par ($.01/share) .........................................       $    23,259
Additional paid-in capital ................................................................        22,789,003
Accumulated net realized gain on investment transactions ..................................            74,598
Distributions in excess of net investment income ..........................................           (72,456)
Net unrealized appreciation of investments ................................................           607,070
                                                                                                  -----------
Total -- Representing Net Assets at Value for 2,325,926 Shares Outstanding ................       $23,421,474
                                                                                                  ===========

Computation of Net Asset Value & Offering Price:
Net Assets ................................................................................       $23,421,474
Divided by number of shares outstanding ...................................................         2,325,926
Net asset value ...........................................................................       $     10.07
                                                                                                  ===========
Offering price ............................................................................       $     10.49
                                                                                                  ===========

                       See Notes to Financial Statements.

                          OCEAN STATE TAX EXEMPT FUND
                            STATEMENT OF OPERATIONS
                      For the period ended April 30, 2007
                                  (unaudited)

Investment Income
Interest income (Note 1C) ..................................................     $ 600,068
Expenses:
  Adviser fees (Note 2) .........................................   $ 43,910
  Administrator fees (Note 2) ...................................     31,364
  Transfer agent fees ...........................................     38,138
  Auditing fees .................................................     21,316
  Legal fees and expenses .......................................      9,383
  Trustees fees and expenses ....................................     12,500
  Custody .......................................................      9,959
  Shareholder reports ...........................................      5,254
  Miscellaneous expenses ........................................      1,993
  Pricing fees ..................................................      1,530
  Registration fees .............................................        988
  Insurance .....................................................        689
                                                                    --------
                                                                    $177,024
                                                                                 ---------
      Net Investment Income ................................................     $ 423,044

Realized and Unrealized Gain/(Loss) on Investments
Net Realized Gain/(Loss) on Investments .........................   $ 38,212
Net Change in Unrealized (Depreciation) of Investments ..........   (234,260)
                                                                    --------
Net Realized and Unrealized (Loss) on Investments ..........................      (196,048)
                                                                                 ---------
Net Increase in Net Assets Resulting from Operations .......................     $ 226,996
                                                                                 =========

                       See Notes to Financial Statements.

                          OCEAN STATE TAX EXEMPT FUND
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                   For the Period         Fiscal Year
                                                                        Ended                Ended
                                                                   April 30, 2007      October 31, 2006
                                                                   --------------      ----------------
                                                                     (unaudited)
Increase (Decrease) in Net Assets Resulting from:
Operations:
  Net investment income ......................................       $   423,044          $   881,454
  Net realized gain/(loss) on investments ....................            38,212               (2,865)
  Change in unrealized appreciation/(depreciation)
   of investments ............................................          (234,260)              63,643
                                                                     -----------          -----------
  Net increase in net assets resulting from operations .......       $   226,996          $   942,232

Dividends and distributions to shareholders from:
  Net investment income ($.17 per share in 2007 and
   $.33 per share in 2006) ...................................          (423,043)            (881,453)
  Net realized gains ($.00 per share in 2007 and
   $.03 per share in 2006) ...................................                 0              (92,289)
                                                                     -----------          -----------
      Total distributions to shareholders ....................          (423,043)            (973,742)

  Net (decrease) from fund share transactions (Note 4) .......        (2,577,206)          (1,942,463)
                                                                     -----------          -----------

      Total (decrease) in net assets .........................        (2,773,253)          (1,973,973)

NET ASSETS:
  Beginning of period ........................................        26,194,727           28,168,700
                                                                     -----------          -----------
  End of period ..............................................       $23,421,474          $26,194,727
                                                                     ===========          ===========

                       See Notes to Financial Statements.

                          OCEAN STATE TAX EXEMPT FUND
                              FINANCIAL HIGHLIGHTS
                For a share outstanding throughout each period.

      The following data includes selected data and other performance information derived from the financial statements.

                                                                          Fiscal     Fiscal     Fiscal     Fiscal     Fiscal
                                                            Six Months     Year       Year       Year       Year       Year
                                                              Ended        Ended      Ended      Ended      Ended      Ended
                                                             4/30/07     10/31/06   10/31/05   10/31/04   10/31/03   10/31/02
                                                           -----------   --------   --------   --------   --------   --------
                                                           (unaudited)
Per Share Operating Performance:
Net Asset Value, Beginning of Year .....................     $ 10.15     $ 10.16    $ 10.46    $ 10.48    $ 10.54    $ 10.55
Net investment income ..................................         .17         .33        .34        .35        .42        .45
Net realized and unrealized gain (loss) on investments .        (.08)        .02       (.28)       .01       (.03)      (.01)
                                                             -------     -------    -------    -------    -------    -------
Total from Investment Operations .......................         .09         .35        .06        .36        .39        .44
                                                             -------     -------    -------    -------    -------    -------

Less Distributions:
Dividends from net investment income ...................        (.17)       (.33)      (.34)      (.35)      (.42)      (.45)
Distribution from net realized gains ...................        (.00)       (.03)      (.02)      (.03)      (.03)      (.00)
                                                             -------     -------    -------    -------    -------    -------
Total Distributions ....................................        (.17)       (.36)      (.36)      (.38)      (.45)      (.45)
                                                             -------     -------    -------    -------    -------    -------
Net Asset Value, End of Year ...........................     $ 10.07     $ 10.15    $ 10.16    $ 10.46    $ 10.48    $ 10.54
                                                             =======     =======    =======    =======    =======    =======

Total investment return at Net Asset Value (a) .........        1.76%       3.56%      0.56%      3.55%      3.60%      4.21%

Ratios and Supplemental Data:
Net Assets, End of Year (000's omitted) ................     $23,421     $26,195    $28,169    $31,585    $33,115    $36,089
Ratio of expenses to average net assets (b) ............        0.80%       1.49%      1.39%      1.24%      1.06%      1.04%
Ratio of net investment income to average
 net assets (c) ........................................        1.67%       3.28%      3.27%      3.40%      3.82%      4.25%
Portfolio turnover .....................................           0%          1%        13%        15%        19%        17%

Fund expenses per share ................................         .07         .15        .14        .13        .12        .11
Net investment income per share ........................         .17         .33        .34        .35        .42        .45

(a) Total investment return does not reflect sales load. 2007 total investment return is not annualized.
(b) 2007 ratio of expenses to average net assets is not annualized.

(c) 2007 ratio of net investment income to average net assets is not annualized.

        Average share method was used to calculate financial highlights.

                       See Notes to Financial Statements.

                          OCEAN STATE TAX EXEMPT FUND
                         NOTES TO FINANCIAL STATEMENTS
                                 April 30, 2007
                                  (unaudited)

NOTE 1 Significant Accounting Policies

      VLC Trust (the Trust) is a Massachusetts business trust organized on August 1, 1986 and registered under the Investment Company Act of 1940, as amended, as a non diversified, open-end management investment company. The Declaration of Trust permits the Trustees to create additional portfolios (funds). As of April 30, 2007 there is only one fund, Ocean State Tax Exempt Fund (the Fund). The objective of the Fund is to seek to provide as high a level of current income, exempt from Rhode Island and Federal income taxes, as is consistent with preservation of capital. The Fund invests primarily in obligations which pay interest exempt from Rhode Island and Federal income taxes. The Fund commenced operations on December 8, 1986.

      At April 30, 2007, 93.25% of the Fund's net assets are invested in Rhode Island municipal securities. Economic changes affecting the state in certain of its public bodies and municipalities may affect the ability of the issuer to pay the required principal and interest payments of the municipal securities. In order to reduce risk associated with such factors on April 30, 2007, 79.36% of the portfolio of investments have credit enhancements backing them which the Fund relies on, such as: letters of credit, insurance, or guarantees. MBIA provides the largest total enhancements for the Fund, representing 21.24% of the portfolio.

      The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      A) Security Valuation: Debt securities are valued at least weekly on the basis of valuations furnished by a pricing service since such valuations are believed to reflect the fair value of such securities, and adjusted as needed by management based on appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, broker quotes and other local market conditions. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securitites. Securitites having an original maturity of less than sixty days are valued at cost adjusted for amortization of premiums and accretion of discounts. Other securities are appraised in good faith at fair value using methods determined by the Trustees and applied on a consistent basis. The Trustees monitor the valuation of the Fund's municipal bonds through receipt of periodic reports from the Adviser.

      B) Security Transactions and Related Investment Income: Security transactions are accounted for on a trade date basis (date the order to buy or sell is executed). Interest income is recorded on the accrual basis. The specific identification method is used for determining net realized gains and losses for both financial statement and Federal income tax purposes.

      C) Federal Income Taxes: The Fund's policy is to comply with the provisions of subchapter M of the Internal Revenue Code available to regulated investment companies and distribute to shareholders all of its net income, including any net realized gain on investments. Accordingly, no

                          OCEAN STATE TAX EXEMPT FUND
                  NOTES TO FINANCIAL STATEMENTS -- (Continued)
                                 April 30, 2007
                                  (unaudited)

provision for Federal income tax or excise tax is necessary. Dividends paid by the Fund from net interest on tax-exempt municipal bonds are not includable by shareholders as gross income for Federal income tax purposes, because the Fund intends to meet certain requirements of the Internal Revenue Code applicable to regulated investment companies which will enable the Fund to pay tax-exempt interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax preference item to shareholders.

      The tax character of distributions as reported on the Statements of Changes in Net Assets for the years ended October 31, 2006 and 2005 were as follows:

                                                     2006         2005
                                                     ----         ----

          Tax-Exempt Income ..................     $878,381     $965,687
          Long-Term Capital Gains ............       92,289       62,898
          Taxable Ordinary Income ............        3,072            0

      The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States. The book/tax differences are either considered temporary or permanent in nature. Temporary differences are generally due to differing book and tax treatments of market discounts. Permanent differences are generally due to the treatment of market discount upon disposition. Permanent book and tax basis differences may result in reclassifications to undistributed (distributions in excess of) net investment income, accumulated net realized gain (loss) and paid-in capital.

      As of October 31, 2006 the components of distributable earnings on a tax basis were as follows:

          Unrealized Appreciation ........................   $862,378
          Undistributed Tax-Exempt Income ................
          Capital Loss Carry forward .....................     (1,300)
          Capital loss carryforward expires on 10/31/14 ..

      D) Distributions to Shareholders: Dividends from net investment income are declared daily and distributed monthly. Capital gains distributions, if any, are declared and distributed annually.

NOTE 2 Advisory and Administrative Services and Other Affiliated Transactions

      Van Liew Capital Inc. is the Adviser and the Administrator to the Fund. The Fund pays Van Liew Capital Inc. at the following annual rates for the adviser and administrator services, respectively:

          .35 and .25 of 1% of the first $200 million of average daily net assets.
          .30 and .20 of 1% of average daily net assets over $200 million.

      The Fund does not pay fees to Trustees affiliated with the Adviser or to any of its officers. The Fund pays Trustees who are not interested persons of the Fund an annual retainer plus $250 per meeting attended. The annual retainer at April 30, 2007 was $2,000. The Chairman of the Board

                          OCEAN STATE TAX EXEMPT FUND
                  NOTES TO FINANCIAL STATEMENTS -- (Continued)
                                 April 30, 2007
                                  (unaudited)

of Trustees annual retainer is $4,000. The Chairman of the Audit Committee's annual retainer is $2,500.

      Legal fees and expenses of $9,383 were paid to a firm of which the Fund's Secretary is a partner.

      Van Liew Securities, Inc., a subsidiary of the Adviser, is the Distributor of the fund ("the Distributor"). During the period November 1, 2006 through April 30, 2007, the Distributor received $1,001 in commissions as a result of Fund share sales.

NOTE 3 Investment Transactions

      During the period ended April 30, 2007 purchases and sales of investment securities, other than short-term investments, aggregated $ 0 and $2,354,285, respectively. The aggregate cost of investments for Federal income tax purposes was $22,631,697. At April 30, 2007, gross unrealized appreciation on investment securities was $620,099 and gross unrealized depreciation on investment securities was $13,029.

NOTE 4 Shares of Beneficial Interest

      The authorized capital of the Fund consists of unlimited number of shares of beneficial interest with par value of one cent per share. Transactions in shares of beneficial interest and in dollars were as follows:

                                                        Shares         Amount
                                                        ------         ------

   Balance at 10/31/05 ............................   2,773,653     $27,331,931
   Shares sold ....................................      51,974         525,457
   Shares issued in reinvestment of dividends .....      47,149         476,296
   Shares redeemed ................................    (291,446)     (2,944,216)
                                                      ---------     -----------
   Net decrease ...................................    (192,323)     (1,942,463)
                                                      ---------     -----------
   Balance at 10/31/06 ............................   2,581,330     $25,389,468
                                                      =========     ===========
   Shares sold ....................................      20,857         211,135
   Shares issued in reinvestment of dividends .....      20,566         207,943
   Shares redeemed ................................    (296,827)     (2,996,284)
                                                      ---------     -----------
   Net decrease ...................................    (255,404)     (2,577,206)
                                                      ---------     -----------
   Balance at 4/30/07 .............................   2,325,926     $22,812,262
                                                      =========     ===========

NOTE 5 Distribution Plan

      The Fund has adopted a Distribution Plan (the Plan) pursuant to Rule 12b-1 (the Rule) of the Investment Company Act of 1940 (the Act). The Rule provides in substance that the Fund may not engage directly or indirectly in financing any activity which is primarily intended to result in the sale of its shares except pursuant to a plan adopted under the Rule. Under the Plan, the Fund is authorized to pay for the printing of all prospectuses, statements of additional information and reports and notices to shareholders, even those which are not sent to existing shareholders.

                          OCEAN STATE TAX EXEMPT FUND
                  NOTES TO FINANCIAL STATEMENTS -- (Continued)
                                 April 30, 2007
                                  (unaudited)

NOTE 6 Tax Information (unaudited)

      For the year ended October 31, 2006 the amount of long-term capital gain distributions designated by the Fund was $92,289. The amount of tax exempt interest dividends distributed by the Fund was $878,381. The amount of ordinary income dividends distributed by the Fund was $3,072.

NOTE 7 Disclosure in the Tax Section of the Notes

      On July 13, 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund's tax returns to determine whether the tax positions will "more-likely-than-not" be sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the reporting period. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years as of the effective date. At this time, management is evaluating the implications of FIN 48 and any impact in the financial statements has not been determined.

NOTE 8 Disclosure in Valuation Section of the Notes

      In September 2006, FASB Statement No. 157, Fair Value Measurements (the "Statement") was issued, and is effective for fiscal years beginning after November 15, 2007 and for all interim periods within those fiscal years. This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements. Management is evaluating the application of the Statement to the Fund, and believes the impact will be limited to expanded disclosures resulting from the adoption of this Statement on the Fund's financial statements.

NOTE 9 Basis for the Board of Trustees Approving the Investment Advisory Agreement (unaudited)

      The Advisory Agreement between the Fund and the Adviser became effective in March of 1988. The Advisory Agreement was initially approved by the holders of a majority of the outstanding shares of the Fund and had an initial term of one year and thereafter is renewed annually. Each annual renewal of the Advisory Agreement must be approved by a majority of the Board of Trustees or by a majority of the holders of the Fund's outstanding voting securities. In addition, each annual renewal is approved by a vote of a majority of the members of the Board of Trustees who are not parties to the agreement or interested parties of any such party, cast in person at a meeting called for such purpose. On November 17, 2006 the Board of Trustees, including a majority of the disinterested trustees, approved the continuation of the Advisory Agreement. In approving the Advisory Agreement, the Board of Trustees considered the qualifications of the Adviser, the scope of the services to be provided to the Fund, the prior performance of the Adviser, the services to be provided to the Fund, and the fee and expenses ratios as compared to a peer group of funds. As part of this approval process, the Board of Trustees considered quarterly reports provided by the Adviser during the year regarding the performance of the Fund and reviewed the basic future strategy of

                          OCEAN STATE TAX EXEMPT FUND
                  NOTES TO FINANCIAL STATEMENTS -- (Continued)
                                 April 30, 2007
                                  (unaudited)

the Adviser with regard to the Fund. In addition, before the Board of Trustees' meeting to decide on whether to renew the Advisory Agreement, the Adviser was requested to provided the Board of Trustee with information and material about the Adviser and its services to the Fund.

      As part of its evaluation of the Adviser, the Board of Trustee considered the nature, extent and quality of services to be provided to the Fund by the Adviser. The Board of Trustee noted that the Adviser has significant experience providing investment advice involving fixed-income securities and is qualified to provide investment advisory services to the Fund. Furthermore, the Board of Trustees took into account the absence of shareholder complaints and compliance issues. The Board of Trustees then considered the prior performance of the Adviser, including the investment results achieved by the Adviser for the Fund and the investment results of other investment companies with similar investment objectives. The Board of Trustees determined that the prior performance of the Adviser was reasonable in comparision to the relevant benchmarks and that of comparable investment companies, in light of general market conditions. The Board of Trustees considered information relating to the Fund's fees, costs and expense ratios and compared such fees, cost and expense ratio to competitive industry fee structures and expense ratios. The board also considered whether the Adviser would receive any fall-out benefits through its relationship with the Fund. The Board of Trustee noted that, except for the Distributor, none of the Fund's other service providers are affiliates of the Adviser, and the Distributor has reallocated any load on sales of Fund Shares to the selling group, and determined, therefore, there are no fall-out benefits accruing to the Adviser. In addition, the Board of Trustees considered the Adviser's cost of providing services to the Fund and noted that the Adviser's compensation is reasonable in comparision to other advisory compensation and that the Adviser includes in it advisory fee all expenses associated with administrative services to the Fund. The Board of Trustees noted that every effort is made to share economies of scale with the Fund's shareholders, but given the size of the Fund, it economies of scale are less than that of a larger fund family.

      In its deliberations, the Board of Trustees did not identify any single consideration or particular piece of information that was all important or controlling in determining whether to approve the Advisory Agreement, although significant weight was accorded the advisory fee levels relative to industry averages for comparable funds based on the comparative data presented at the meeting. The board of Trustees evaluated all information presented to it and determined that the compensation paid to the Adviser under the Advisory Agreement was fair and reasonable in light of the services to be performed and such other matters as the Board of Trustees considered relevant in the exercise of its reasonable judgment. Also, the Board of Trustees concluded that was satisfied with the Adviser's services, personnel and investment strategies and that it was in the best interests of the Fund to continue its relationship with the Adviser.

                          OCEAN STATE TAX EXEMPT FUND

                            PORTFOLIO OF INVESTMENTS
                              as of April 30, 2007
                                  (unaudited)

                                                                                            Ratings
Principal                                                                                  Moody's/               Value
  Amount                                                                             Standard & Poor's (b)      (Note 1)
---------                                                                            ---------------------      --------

MUNICIPAL SECURITIES (99.22%) (a)
Rhode Island General Obligation and Revenue (65.93%) (a)
$  500,000  Barrington School District 5.00%, 10/1/14 ..........................            Aa-2/NR            $   523,170
   250,000  Cranston General Obligation FSA Insured 5.00%, 2/15/24 .............            Aaa/AAA                262,738
   250,000  Cranston General Obligation FSA Insured 5.00%, 2/15/22 .............            Aaa/AAA                263,645
   225,000  Middletown General Obligation 4.00%, 7/15/12 .......................            Aa-2/NR                227,412
   200,000  North Kingstown General Obligation FGIC Insured 5.70%, 10/1/18 .....            Aaa/NR                 211,016
   250,000  North Providence General Obligation FSA Insured 4.00%, 10/15/17 ....            Aaa/AAA                251,693
   500,000  Providence General Obligation FSA Insured 5.00%, 7/15/14 ...........            Aaa/AAA                539,090
   150,000  Providence Public Bldg. Auth. MBIA Insured 5.50%, 12/15/13 .........            Aaa/AAA                153,167
   500,000  Providence Public Bldg. Auth. AMBAC Insured 5.125%, 12/15/14 .......            Aaa/AAA                526,035
   685,000  Providence Public Bldg. Auth. FSA Insured 5.00%, 12/15/18 ..........            Aaa/AAA                708,057
   250,000  Providence Public Bldg. Auth. AMBAC Insured 5.25%, 12/15/15 ........            Aaa/AAA                263,725
   500,000  Providence Redevelopment Auth. AMBAC Insured, 5.30%, 4/1/12 ........            Aaa/NR                 525,655
   200,000  Providence Redevelopment Radian Insured 4.25%, 9/1/13 ..............             NR/AA                 202,426
   250,000  Warwick General Obligation FSA Insured 4.00%, 7/15/11 ..............            Aaa/AAA                253,075
   250,000  Warwick General Obligation FSA Insured 4.125%, 7/15/13 .............            Aaa/AAA                254,500
   500,000  West Warwick General Obligation 5.00%, 10/15/25 ....................            A-3/NR                 515,355
   225,000  Rhode Island Clean Water MBIA Insured 5.00%, 10/1/18 ...............            Aaa/AAA                233,483
   500,000  Rhode Island Clean Water MBIA Insured 4.40%, 10/1/25 ...............            Aaa/AAA                502,780
   650,000  Rhode Island Depositors Economic Protection Corp. MBIA Insured
             Escrowed to Maturity 6.55%, 8/1/10 ................................            Aaa/AAA                687,172
   215,000  Rhode Island Depositors Economic Protection Corp. CAPMAC Guaranteed
             Escrowed to Maturity 6.375%, 8/1/22 ...............................            Aaa/AAA                273,411
   250,000  Rhode Island Depositors Economic Protection Corp. Escrowed to
             Maturity 5.75%, 8/1/21 ............................................            Aaa/NR                 295,940
   500,000  Rhode Island Economic Department of Transportation AMBAC Insured
             3.75%, 6/15/13 ....................................................            Aaa/AAA                500,800
   500,000  Rhode Island Economic Development Corp. Airport Revenue FSA Insured
             5.25%, 7/1/12 .....................................................            Aaa/AAA                513,610
   395,000  Rhode Island Economic Development Corp. Airport Revenue FSA Insured
             5.25%, 7/1/13 .....................................................            Aaa/AAA                405,570
   545,000  Rhode Island Economic Development Corp. Airport Revenue FSA Insured
             5.25%, 7/1/14 .....................................................            Aaa/AAA                559,519
   450,000  Rhode Island Economic Development Corp. Airport Revenue FSA Insured
             5.00%, 7/1/18 .....................................................            Aaa/AAA                460,206

                                      13

                          OCEAN STATE TAX EXEMPT FUND
                    PORTFOLIO OF INVESTMENTS -- (CONTINUED)
                                  (unaudited)

                                                                                            Ratings
Principal                                                                                  Moody's/               Value
  Amount                                                                             Standard & Poor's (b)      (Note 1)
---------                                                                            ---------------------      --------

MUNICIPAL SECURITIES (a) -- (CONTINUED)
Rhode Island General Obligation and Revenue (Continued)
$  900,000  Rhode Island Economic Development Corp. Providence Place Radian
             Insured 6.125%, 7/1/20 ............................................             NR/AA             $   984,384
   100,000  RI COPS MBIA Insured 5.375%, 10/1/16 ...............................            Aaa/AAA                101,640
   250,000  RI COPS Kent County Courthouse MBIA Insured 5.00%, 10/1/22 .........            Aaa/AAA                263,755
   300,000  Rhode Island Lease Participation Certificate Shepard Bldg. AMBAC
             Insured 5.125%, 6/1/12 ............................................            Aaa/AAA                303,288
   500,000  Rhode Island Refunding Bond Authority AMBAC Insured 5.25%, 2/1/10 ..            Aaa/AAA               $510,475
   500,000  Rhode Island General Obligation MBIA Insured 5.00%, 9/1/18 .........            Aaa/AAA                527,755
 1,000,000  Rhode Island General Obligation FGIC Insured 5.50%, 9/1/16 .........            Aaa/AAA              1,049,610
   250,000  Rhode Island Cons. Cap. Dev. FGIC Insured 5.00%, 9/1/16 ............            Aaa/AAA                256,740
   250,000  Rhode Island Cons. Cap. Dev. FGIC Insured 5.00%, 9/1/15 ............            Aaa/AAA                256,740
 1,000,000  Tobacco Settlement Financing Corp. 6.25%, 6/1/42 ...................           Baa-3/BBB-            1,073,600
                                                                                                               -----------
            Total Rhode Island General Obligation and Revenue ..................                               $15,441,237
                                                                                                               -----------
Rhode Island Health & Education Building Corporation (22.28%)(a)
$  100,000  University of Rhode Island AMBAC Insured 5.20%, 9/15/15 ............            Aaa/AAA            $   105,652
   300,000  University of Rhode Island AMBAC Insured 5.20%, 9/15/16 ............            Aaa/AAA                316,956
   100,000  Bryant College AMBAC Insured 4.60%, 6/1/12 .........................            Aaa/AAA                104,129
   400,000  Brown University 5.00%, 9/1/19 .....................................           Aa-1/AA+                405,528
   500,000  Brown University 5.00%, 9/1/23 .....................................           Aa-1/AA+                506,780
   250,000  Salve Regina College Radian Insured 5.25%, 3/15/18 .................             NR/AA                 263,815
   750,000  Johnson & Wales College MBIA Insured 5.00%, 4/1/29 .................            Aaa/AAA                769,477
   500,000  Johnson & Wales College XL Capital 5.25%, 4/1/14 ...................            Aaa/AAA                538,865
   250,000  Rhode Island School of Design MBIA Insured 4.40%, 6/1/15 ...........            Aaa/AAA                257,927
   585,000  Rhode Island School of Design MBIA Insured 4.60%, 6/1/17 ...........            Aaa/AAA                607,593
   500,000  St. Antoine Residence LOC-Allied Irish Bank 6.125%, 11/15/18 .......            Aa-2/NR                521,630
   300,000  Lifespan MBIA Insured 5.75%, 5/15/23 ...............................            Aaa/AAA                306,224
   500,000  Times 2 Academy LOC-Citizens Bank 5.00%, 12/15/24 ..................            Aa2/NR                 514,000
                                                                                                               -----------
            Total Rhode Island Health & Education Building Corporation .........                               $ 5,218,576
                                                                                                               -----------
Rhode Island Housing & Mortgage Finance Corporation (5.04%)(a)
$  200,000  3.95%, 10/1/15 .....................................................           Aa-2/AA+            $   200,762
    10,000  6.50%, 10/1/22 .....................................................           Aa-2/AA+                 10,034
   950,000  4.30%, 10/1/17 .....................................................           Aa-2/AA+                964,877
     5,000  6.50%, 4/1/27 ......................................................           Aa-2/AA+                  5,039
                                                                                                               -----------
            Total Rhode Island Housing & Mortgage Finance Corporation ..........                               $ 1,180,712
                                                                                                               -----------
            TOTAL RHODE ISLAND BONDS (93.25%) (a) ..............................                               $21,840,525
                                                                                                               -----------

                                      14

                          OCEAN STATE TAX EXEMPT FUND
                    PORTFOLIO OF INVESTMENTS -- (CONTINUED)
                                  (unaudited)

                                                                                            Ratings
Principal                                                                                  Moody's/               Value
  Amount                                                                             Standard & Poor's (b)      (Note 1)
---------                                                                            ---------------------      --------


Puerto Rico Bonds (5.97%) (A)
$  350,000  Puerto Rico Commonwealth 5.00%, 7/1/29 .............................           Baa3/BBB-           $   363,632
   500,000  Puerto Rico Electric Power Authority MBIA Insured 5.125%, 7/1/29 ...            Aaa/AAA                525,680
   500,000  Puerto Rico Municipal Finance Auth. FSA Insured 5.50%, 7/1/17 ......            Aaa/AAA                508,930
                                                                                                               -----------
            TOTAL PUERTO RICO BONDS (5.97%) (a) ................................                               $ 1,398,242
                                                                                                               -----------
            TOTAL INVESTMENTS (Cost $22,631,697)(96.62%)(a) ....................                               $23,238,767
                                                                                                               -----------
            OTHER ASSETS AND LIABILITIES (0.78%) ...............................                               $   182,707
                                                                                                               -----------
            TOTAL NET ASSETS (100%) ............................................                               $23,421,474
                                                                                                               ===========

(a) Percentages indicated are based on net assets of $23,421,474 at April 30, 2007 (total investments plus cash and receivables less liabilities) which corresponds to a net asset value per share of $10.07.

(b) These municipal securities meet the four highest ratings assigned by Moody's Investors Service, Inc. or Standard & Poor's Corp. or where not rated, are determined by the Fund to be of comparable quality within the guidelines approved by the directors and are unaudited. The ratings indicated are the most current available and are unaudited. When bonds are rated differently by Moody's and S&P, the higher rating has been reported.
    The rating NR means it is not rated by Moody's or S&P. Certain securities have credit enhancement features backing them. Without these enhancement features the securities may or may not meet the quality standards of other securities purchased by the Fund. (See Note 1)

(c) Abbreviations used:
       AMBAC -- American Municipal Bond Assurance Corp.
        CGIC -- Capital Guaranty Insurance Co.
        FGIC -- Financial Guaranty Insurance Co.
         FSA -- Financial Security Assurance Inc.
        MBIA -- Municipal Bond Investors Assurance Corp.
         LOC -- Letter of Credit
      CAPMAC -- Capital Markets Assurance Corp.
      Radian -- Radian Insurance Co.

                       See Notes to Financial Statements.

Trustees and Officers

      The Trustees of the Fund are responsible for the management and direction of the business and affairs of the Fund. The Trustees and officers of the Fund, their affiliations, if any, with the Adviser, and their principal occupations during at least the past five years are set forth below. Trustees who are "interested persons" of the Fund as that term is defined in the 1940 Act are designated with an (*) asterisk. Age of the Trustee is in parentheses ( ). The VLC Trust consists of one investment portfolio. The Fund files its complete schedule of portfolio holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q is available on the Commissions website at www.sec.gov. The Fund's Form N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund's Statement of Additional Information includes additional information about Trustees and is available along with Form N-Q, without charge and upon request, by calling 401-421-1411.

Name, Address and Age              Position(s) Held with Fund     Principal Occupation(s) During Past Five Years
---------------------              --------------------------     ----------------------------------------------
Alfred B. Van Liew (71)            President (since 1987) and     Managing Partner of the Adviser since 1984;
One Regency Plaza                  Trustee (since 1986)           Director of the Distributor since May 1990;
Suite One                                                         Chairman and Chief Executive Officer of Van
Providence, Rhode Island 02903                                    Liew Trust Company, a Rhode Island chartered
                                                                  trust company; Trustee of Preserve Rhode
                                                                  Island since 1971; Adviser to the National
                                                                  Trust for Historic Preservation since 1983;
                                                                  Trustee of St. Andrew's School since 1984;
                                                                  Trustee of The Seamen's Institute, Newport,
                                                                  Rhode Island since 1994

John St. Sauveur (72)              Chairman (since 2006) and      Director of the Adviser until 2005; President
219 Great Road                     Trustee (since 1992)           and CEO, WestBank Realty Corporation;
North Smithfield                                                  Director, Community College of Rhode Island
Rhode Island 02896                                                Foundation; Director of Van Liew Trust
                                                                  Company, Chairman, Woonsocket Industrial
                                                                  Development Corporation; Chairman, Greater
                                                                  Woonsocket Industrial Development Foundation;
                                                                  Vice-Chairman, North Smithfield Industrial
                                                                  Development Commission; a Vice President and
                                                                  Director, Rhode Island Chamber of Commerce
                                                                  Federation; Member, Rhode Island State Job
                                                                  Training Coordination Council; Finance
                                                                  Chairman,Landmark Health System; Trustee,
                                                                  Landmark Medical Center; Commissioner of the
                                                                  Rhode Island Resource Recovery Corporation
                                                                  (1992-present); Chairman, The Rehabilitation
                                                                  Hospital of Rhode Island; Director and
                                                                  Corporate Secretary, Gooding Realty
                                                                  Corporation.

                                      16

Name, Address and Age              Position(s) Held with Fund     Principal Occupation(s) During Past Five Years
---------------------              --------------------------     ----------------------------------------------
Mary Ann Altrui (64)               Trustee (since 2001)           Executive Director of St. Antoine Residence
75 Meridian Street                                                and Villa at St. Antoine (1988-present);
Providence, Rhode Island 02908                                    Director of Diocesan Elder Care Services
                                                                  (1997-present); oversight responsibility for
                                                                  St. Clare Home (a 44-bed nursing facility in
                                                                  Newport, RI); founding member with St.
                                                                  Elizabeth Community, Scandinavian Home, and
                                                                  Steere House of "CareLink" (a management
                                                                  service organization incorporated in 1977);
                                                                  member of American College of Health Care
                                                                  Administrators; Board member of Visiting
                                                                  Nursing Services of Greater Rhode Island;
                                                                  advisory committee member for the Diocese of
                                                                  Providence, the State of Rhode Island and the
                                                                  Nonprofit Association of Facilities and
                                                                  Services for the Aging.

Milton C. Bickford, Jr. (75)       Trustee (since 1987)           Private investor since 1989; Director
147 Beavertail Road                                               (Chairman 1999-2002) of AAA Southern New
Jamestown, Rhode Island 02835                                     England; Director, AAA Southern New England
                                                                  Bank (1999-2005); Trustee, National Traffic
                                                                  Safety Foundation (1999-2000).

Meredith A. Curren (46)            Trustee (since 2001)           Chief Executive Officer, Pease & Curren, Inc.
75 Pennsylvania Avenue                                            (refiners of precious metals) since 1990;
Warwick, Rhode Island 02888                                       Director, Bancorp Rhode Island, Inc. and Bank
                                                                  Rhode Island; Board Member, Providence
                                                                  Jewelers Club; Board Member, Providence
                                                                  Chamber of Commerce; Partner, SVP RI, Social
                                                                  Venture Partners of RI.; Board Member,
                                                                  Research Engineering & Manufacturing, Inc.

Michael E. Hogue (64)              Trustee (since 1989)           Managing Partner, eTime (insurance services)
116 Chestnut Street                                               (February 2002-present); President, VIAcorp
Providence, Rhode Island 02903                                    (financial services) (June 1994-present);
                                                                  Assistant Professor of Insurance at the
                                                                  Wharton School, University of Pennsylvania;
                                                                  Trustee Emeritus, Trinity Repertory Company
                                                                  (1997-present); President, Jewelry District
                                                                  Association (1999-present).

                                      17

Name, Address and Age              Position(s) Held with Fund     Principal Occupation(s) During Past Five Years
---------------------              --------------------------     ----------------------------------------------
Arthur H. Lathrop (51)             Trustee (since 2001)           In practice as a Certified Public Accountant
3 Orleans Court                                                   (sole proprietor) in Westerly, RI (1991-
Westerly, Rhode Island 02891                                      present); Director and Audit Committee
                                                                  member, Newport Federal Savings Bank and
                                                                  Newport Bancorp, Inc. (2005-present);
                                                                  Trustee, Westerly Savings Bank (1993-2005);
                                                                  Trustee and Treasurer, River Bend Cemetery
                                                                  Company (1990-present); Incorporator,
                                                                  Community Health Company of Westerly, Inc.
                                                                  (1989-Present); Incorporator, Memorial &
                                                                  Library Association of Westerly (2004-
                                                                  present).

Lawrence B. Sadwin (62)            Trustee (since 2001)           President/CEO, Landmark Healthcare Foundation
18 Oyster Point                                                   (2005-2007); President, Lifestyle Security,
Warren, Rhode Island 02885                                        LLC (since August 2002), Division Marketing
                                                                  Leader for General Electric (2000-2002); Chief
                                                                  Operating Officer (1999-2000), Regional
                                                                  Manager (1998-1999), Recruiter (1997-1998) and
                                                                  Long Term Care Specialist (1997) for
                                                                  Travelers/NET Plus, Inc.; Consultant
                                                                  (1994-1997), MGS Holding Corporation;
                                                                  Member-At-Large, National Board of Directors,
                                                                  American Heart Association; Member, National
                                                                  Leadership Council, Research America;
                                                                  Chairman, Landmark Medical Center; Member and
                                                                  counsel to public representatives, National
                                                                  Institution of Health; Chairman, American
                                                                  Heart Association (2001-2002).

Samuel H. Hallowell, Jr. (58)      Vice President (since 1989)    Partner of the Adviser and Vice President,
One Regency Plaza                                                 Van Liew Trust Company (1984-present);
Suite One                                                         Secretary and past Secretary, Audubon Society
Providence, Rhode Island 02903                                    of Rhode Island.

Joseph J. Healy (39)               Vice President (since 1996)    Vice President of the Adviser (1992-2000);
One Regency Plaza                                                 Vice President, Van Liew Trust Company (1996-
Suite One                                                         present); President and General Securities
Providence, Rhode Island 02903                                    Principal of the Distributor (1993-present).

Kevin M. Oates (47)                Vice President, Treasurer      Partner of the Adviser (1996-present); Chief
One Regency Plaza                  and Chief Compliance           Operating Officer of the Adviser and Van Liew
Suite One                          Officer (since 1991)           Trust Company (April 2000-present), Vice
Providence, Rhode Island 02903                                    President and Treasurer of the Distributor
                                                                  (1991-present); Vice President-Administration
                                                                  of the Adviser (1991-2000).

                                      18

Name, Address and Age              Position(s) Held with Fund     Principal Occupation(s) During Past Five Years
---------------------              --------------------------     ----------------------------------------------

Margaret D. Farrell (56)           Secretary (since 1986)         Partner, Hinckley, Allen & Snyder LLP,
1500 Fleet Center                                                 general legal counsel to the Fund (1981-
Providence, Rhode Island 02903                                    present); Secretary, Bancorp Rhode Island,
                                                                  Inc. and Bank Rhode Island; Director, Care New
                                                                  England Health System; Director, Women &
                                                                  Infants Corporation; Trustee, Women and
                                                                  Infants Hospital of Rhode Island; Secretary,
                                                                  Astro-Med, Inc. (manufacturer of graphic
                                                                  recording and printing systems).

Privacy Policy

      The Van Liew Companies and Ocean State Tax Exempt Fund have always been committed to ensuring your financial privacy. We do not sell personal information to anyone. We recognize and respect the privacy of our customers. This notice is being sent to comply with the privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers.

    o Only such information received from you, through application forms or otherwise, and information about your transactions will be collected.

    o None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). We do not disclose nonpublic personal information about you to non-affiliated third parties.

    o Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

Investment Adviser & Administrator

  Van Liew Capital Inc.
  One Regency Plaza, Suite One                    [LOGO]   OCEAN STATE
  Providence, Rhode Island 02903                         TAX EXEMPT FUND
                                                  (The Portfolio of VLC Trust)
Distributor

  Van Liew Securities, Inc.
  One Regency Plaza, Suite One
  Providence, Rhode Island 02903

Custodian

  PFPC Trust Company
  Airport Business Center
  200 Stevens Drive, Suite 440
  Lester, Pennsylvania 19113

Transfer Agent

  Ocean State Tax Exempt Fund
  c/o PFPC, Inc.                                       Semi-Annual Report
  P.O. Box 9839                                          April 30, 2007
  Providence, Rhode Island 02903                           (unaudited)

Independent Registered Public Accounting Firm

  Ernst & Young LLP
  200 Clarendon Street
  Boston, MA 02116-5072

Counsel

  Hinckley, Allen & Snyder LLP
  1500 Fleet Center
  Providence, Rhode Island 02903

Trustees

  John H. St. Sauveur, Chairman
  Alfred B. Van Liew
  Mary Ann Altrui
  Milton C. Bickford, Jr.
  Meredith A. Curren                                   Interest income exempt
  Michael E. Hogue                                     from Federal and Rhode
  Arthur H. Lathrop                                    Island income taxes
  Lawrence B. Sadwin                                   from quality municipal
                                                       bonds.
Officers

  Alfred B. Van Liew, President
  Samuel H. Hallowell, Vice President
  Joseph J. Healy, Vice President
  Kevin M. Oates, Chief Compliance Officer and Treasurer
  Margaret D. Farrell, Secretary

ITEM 2. CODE OF ETHICS. Not applicable to semi-annual report.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT. Not applicable to semi-annual report.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES. Not applicable to semi-annual report.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS. Not applicable. Registrant is not a listed issuer as defined in Rule 10A-3 of the Securities Exchange Act of 1934.

ITEM 6. SCHEDULE OF INVESTMENTS. Please see Schedule of Investments contained in the Report to Shareholders included under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable. Registrant is an open-end management investment company.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. Not applicable. Registrant is an open-end management investment company.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFLIATED PURCHASER. Not applicable. Registrant is an open-end management investment company.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS. Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures conducted within 90 days of the filing date of this report, the President and Treasurer have concluded that those controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940) provide reasonable assurance that material information required to be disclosed by the registrant in this Form N-CSR has been recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

      (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of the evaluation described above, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 12. EXHIBITS.

      (a)(1) Any Code of Ethics, or amendment thereto, that is subject to the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. See Item 2.

      (a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940.

            (i) EX-99.(a) CERT - Certification of President pursuant to Section 302 of the Sarbanes - Oxley Act of 2002 (filed herewith).

            (ii) EX-99.(b) CERT - Certification of Vice President and Treasurer pursuant to Section 302 of the Sarbanes - Oxley Act of 2002 (filed herewith).

      (b) Certifications of principal executive and principal financial officers required by Rule 30a-2(b) under the Investment Company Act of 1940.

            (i) EX-99.906(a) CERT - Certification of President pursuant to
      Section 906 of the Sarbanes - Oxley Act of 2002 (filed herewith).

            (ii) EX-99.906(b) CERT - Certification of Vice President and Treasurer pursuant to Section 906 of the Sarbanes - Oxley Act of 2002 (filed herewith).

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                           VLC Trust ON BEHALF OF
                                       OCEAN STATE TAX EMEMPT FUND


Date: July 6, 2007                     By: /s/ Alfred B. Van Liew
                                           ------------------------------------
                                           Alfred B. Van Liew
                                           President

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: July 6, 2007                     By: /s/ Alfred B. Van Liew
                                           ------------------------------------
                                           Alfred B. Van Liew
                                           President

Date: July 6, 2007                     By: /s/ Kevin M. Oates
                                           ------------------------------------
                                           Kevin M. Oates
                                           Vice President & Treasurer